Members' Equity (Tables)	9 Months Ended
Sep. 30, 2016
Members' Equity [Abstract]
Summary of Class A Membership Units
Class A Units

BALANCE, December 31, 2015	38,608
Acquisition of El Toro	64,387
Exchange of El Toro units	10,892
February Bridge Notes	16,791
July Senior Bridge Note extension	3,359
July Senior Bridge Note	5,000
September Bridge Note	3,750
BALANCE, September 30, 2016	142,787